UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment:	___; Amendment Number:	_1_
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Meisenbach Capital Management, Inc.
Address:	12636 High Bluff Drive, Suite 350
		San Diego, CA  92130

Form 13F File Number:	28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Valentina Cugnasca
Title:	Chief Operating Officer
Phone:	858-259-3923

Signature, Place and Date of Signing:

	Andrew Wilbur			San Diego, CA		June 12, 2002


Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	15

Form 13F Information Table Value Total:	22,795


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
<Page


NAME OF ISSUER			TITLE OF	  CUSIP	 VALUE	  SHARES	SH/	   PUT/	INV.	OTHER	VOTING AUTH
					CLASS				 X1000			PRN	   CALL	DISC.	MGR	SOLE  SHR  NONE

ANGLOGOLD LTD (NEW) ADR    COMMON       0351282XX       1,259       50,000     SH                 SOLE      50,000
ASPEN TECHNOLOGY INC       COMMON       045327103       2,157       94,200     SH                 SOLE      94,200
BMC SOFTWARE INC           COMMON       055921100       2,042      105,000     SH                 SOLE     105,000
CHORDIANT SOFTWARE INC     COMMON       170404107         364       50,000     SH                 SOLE      50,000
CYMER INC                  COMMON       232572107       1,490       30,000     SH                 SOLE      30,000
DEVON ENERGY CORP          COMMON       25179M103       1,448       30,000     SH                 SOLE      30,000
INTL RECTIFIER CORP        COMMON       460254105       2,271       50,000     SH                 SOLE      50,000
JDA SOFTWARE GROUP INC     COMMON       46612K108       1,594       50,000     SH                 SOLE      50,000
LUCENT TECHNOLOGIES INC    COMMON       549463107       2,365      500,000     SH                 SOLE     500,000
MACROMEDIA INC             COMMON       556100105       2,042      100,000     SH                 SOLE     100,000
MARVELL TECHNOLOGIES GROUP COMMON       G5876H105       2,190       50,000     SH                 SOLE      50,000
NORTEL NETWORKS CORP       COMMON       656568102       1,347      300,000     SH                 SOLE     300,000
SUN MICROSYSTEMS INC       COMMON       866810104       2,205      250,000     SH                 SOLE     250,000
TRAVELERS PROPERTY CASUALT COMMON       89420G109         400       20,000     SH                 SOLE      20,000
TERAYON COMMUNICATION SYS  COMMON       880775101         621       73,240     SH                 SOLE      73,240


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